Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Capital Leased Assets
Capital lease amounts included in Property, plant and equipment are as follows:

	(dollars in millions)
At December 31,	2018	2017
Capital leases	$1,756	$1,463
Less accumulated amortization	(998)	(692)
Total	$758	$771

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Operating Leases
The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2018 are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2019	$343	$4,043
2020	245	3,678
2021	148	3,272
2022	100	2,871
2023	52	2,522
Thereafter	115	10,207
Total minimum rental commitments	$1,003	$26,593
Less interest and executory costs	$(98)
Present value of minimum lease payments	905
Less current installments	(316)
Long-term obligation at December 31, 2018	$589

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Capital Leases
The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2018 are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2019	$343	$4,043
2020	245	3,678
2021	148	3,272
2022	100	2,871
2023	52	2,522
Thereafter	115	10,207
Total minimum rental commitments	$1,003	$26,593
Less interest and executory costs	$(98)
Present value of minimum lease payments	905
Less current installments	(316)
Long-term obligation at December 31, 2018	$589